General information	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information
Background
On June 28, 2012, Seadrill Limited (“Seadrill”) formed Seadrill Partners LLC (the “Company”) under the laws of the Republic of the Marshall Islands.
On October 24, 2012, the Company completed its initial public offering of its common units ("IPO"), in which the Company sold 10,062,500 common units representing limited liability company interests in the Company (including 1,312,500 common units issued in connection with the exercise by the underwriters’ of their option to purchase additional common units) to the public at a price of $22.00 per unit, raising gross proceeds of $221.4 million. Net proceeds from the offering were $202.6 million, after deducting underwriting discounts, commissions, and structuring fees and expenses of $18.8 million. As part of this transaction, the Company issued to Seadrill 14,752,525 common units and 16,543,350 subordinated units. The Company’s common units are listed on the New York Stock Exchange (“NYSE”) under the symbol “SDLP”.
In addition, the Company issued to Seadrill Member LLC, a wholly owned subsidiary of Seadrill, the Seadrill Member interest, which is a non-economic limited liability company interest in the Company, and all of the Company's incentive distribution rights, which entitle the Seadrill Member to increasing percentages of the cash the Company can distribute in excess of $0.4456 per unit, per quarter.
On October 24, 2012, in connection with the Company's IPO, the Company acquired in return for the issuance of common and subordinated units to Seadrill and the net proceeds received from the IPO (i) a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP through the Company's 100% ownership of its general partner, Seadrill Operating GP LLC, and (ii) a 51% limited liability company interest in Seadrill Capricorn Holdings LLC. Seadrill Operating LP owned: (i) a 100% interest in the entities that own the West Aquarius and the West Vencedor and (ii) an approximate 56% interest in the entity that owns and operates the West Capella. Seadrill Capricorn Holdings LLC owned 100% of the entities that own and operate the West Capricorn. Seadrill Operating LP, Seadrill Capricorn Holdings LLC and Seadrill Partners Operating LLC are collectively referred to as “OPCO”. These transactions described above were reflected as a reorganization of entities under common control and, therefore, the assets and liabilities acquired from Seadrill were recorded at historical cost by the Company.
On May 17, 2013, the Company's wholly owned subsidiary, Seadrill Partners Operating LLC, acquired from Seadrill a 100% ownership interest in the entities that own and operate the tender rig T-15. To finance the acquisition of the T-15, Seadrill Partners Operating LLC, borrowed from Seadrill $109.5 million as vendor financing.
On October 18, 2013, the Company's wholly owned subsidiary, Seadrill Partners Operating LLC, acquired from Seadrill a 100% ownership interest in the entity that owns the tender rig T-16. As consideration for the purchase, the Company issued 3,310,622 common units to Seadrill.
On December 13, 2013, the Company completed the acquisition of the companies that own and operate the ultra-deepwater semi-submersible rigs, the West Sirius and West Leo. The West Sirius was acquired by Seadrill Capricorn Holdings LLC (51% owned by the Company) and the West Leo was acquired by Seadrill Operating LP (at the time 30% owned by the Company). In order to finance the acquisitions, the Company issued 11,200,000 common units to the public and 3,394,916 common units to Seadrill, and a further 1,680,000 units to the underwriters, issued in connection with the exercise of the underwriters’ option to purchase additional common units.
These transactions that occurred prior to the IPO and through December 31, 2013 described above, have been reflected as a reorganization of entities under common control and therefore the assets and liabilities acquired from Seadrill have been recorded at historical cost by the Company. See further discussion below for the impact on the year ending December 31, 2013.
As of January 2, 2014, the date of the Company's first annual general meeting, Seadrill ceased to control the Company as defined under US GAAP and, therefore, Seadrill Partners and Seadrill are no longer deemed to be entities under common control.
On March 21, 2014, Seadrill Capricorn Holdings LLC completed the acquisition of the companies that own and operate the drillship, the West Auriga which has been accounted for as a business combination. In order to finance the acquisition, the Company issued 11,960,000 common units to the public and 1,633,987 common units to Seadrill. Refer to "Note 3 - Business acquisitions" for more information.
On June 24, 2014, the Company issued 6,100,000 common units to the public and 3,183,700 common units to Seadrill.
On July 21, 2014, the Company purchased an additional 28% limited partner interest in Seadrill Operating LP, from Seadrill for $372.8 million. As a result of the acquisition, the Company’s limited partner interest in Seadrill Operating LP increased from 30% to 58%.
On September 23, 2014, the Company issued 8,000,000 common units to the public.
On November 4, 2014, Seadrill Capricorn Holdings LLC completed the acquisition of the companies that own and operate the drillship West Vela from Seadrill which has been accounted for as a business combination. Refer to "Note 3 - Business acquisitions" for more information.
On June 19, 2015, Seadrill Operating LP (58% owned by the Company) completed the acquisition of Seadrill Polaris Ltd ("Seadrill Polaris"), the entity that owns and operates the drillship the West Polaris from Seadrill. The purchase was accounted for as a business combination. Refer to "Note 3 - Business acquisitions" for more information.
As of December 31, 2015, Seadrill owned 46.6% of the outstanding limited liability interests of the Company, which included Seadrill's interest in both the common and subordinated units (December 31, 2014: Seadrill owned 46.6%).

Basis of consolidation and presentation
The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.
The accounting policies set out below have been applied consistently to all periods in these consolidated and combined carve-out financial statements, unless otherwise noted.

Basis of consolidation
Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements. The Company owns a 58% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP, through the Company's 100% ownership of its general partner Seadrill Operating GP LLC. Ownership of the general partner is deemed to provide the Company with a controlling financial interest and, as such, the Company consolidates Seadrill Operating LP in its financial statements. The Company also owns a 51% limited partner interest in Seadrill Capricorn Holdings LLC.
All inter-company balances and transactions are eliminated. The Company allocated the initial company capital of unitholders on the basis of how distributions would be made in a liquidation situation.

Business combinations between entities under common control
Reorganization of entities under common control is accounted for similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The excess of the proceeds paid, if any, over the historical cost of the combining entity is accounted for as a change in equity. In addition re-organization of entities under common control is accounted for as if the transfer occurred from the date that both the combining entity and combined entity were both under the common control of Seadrill. Therefore, the Company’s financial statements prior to the date the interests in the combining entity were actually acquired are retroactively adjusted to include the results of the combined entities during the periods it was under common control of Seadrill.
The acquisitions of the entities that own and operate the T-15, T-16, West Leo and West Sirius in 2013 from Seadrill were accounted for under this method. The companies acquired from Seadrill relating to the T-15, T-16, West Leo and West Sirius are referred to as the "dropdown companies" throughout these financial statements.
As of January 2, 2014, the date of the Company's first annual general meeting, Seadrill ceased to control the Company as defined by US GAAP and therefore Seadrill Partners and Seadrill are no longer be deemed to be entities under common control.

Business combinations
The Company applies the acquisition method of accounting for business combinations. The acquisition method requires the total of the purchase price of acquired businesses and any non-controlling interest recognized to be allocated to the identifiable tangible and intangible assets and liabilities acquired at fair value, with any residual amount being recorded as goodwill as of the acquisition date. Costs associated with the acquisition are expensed as incurred. See "Note 3 - Business acquisitions" for further discussion on business acquisitions.